Allocation Core Portfolio dated 3/01/06 as rev. 3/22/06	Health Sciences Fund dated 3/01/06	Multi Cap Growth Fund dated 3/01/06 as rev. 4/13/06
Allocation Growth + Value Portfolio dated 3/01/06	High Yield Fund dated 9/15/05	NY Tax-Free Income Fund dated 1/1/06 as rev. 4/1/06
Balanced Fund dated 3/01/06 as rev. 6/06/06	High Yield Municipal Bond Fund dated 1/01/06 as rev. 4/1/06	Real Estate Fund dated 3/01/06 as rev. 5/01/06
Bond Fund dated 9/15/05	Independence Dividend Core Equity Fund II dated 7/1/06	Regional Bank Fund dated 3/01/06 as rev. 5/01/06
California Tax-Free Income Fund dated 1/01/06 as rev. 4/01/06	International Fund dated 3/01/06	Small Cap Fund dated 3/01/06
Classic Value Fund dated 3/01/06 as rev. 5/24/06	International Classic Value Fund dated 2/28/06 as rev. 4/01/06	Small Cap Equity Fund dated 3/01/06
Classic Value Fund II dated 7/1/06	Investment Grade Bond Fund dated 9/15/05	Small Cap Intrinsic Value Fund dated 3/01/06
Core Equity Fund dated 3/01/06	Large Cap Equity Fund dated 3/01/06	Sovereign Investors Fund dated 3/01/06
Financial Industries Fund dated 3/01/06 as rev. 5/01/06	Large Cap Intrinsic Value Fund dated 3/01/06 as rev. 3/15/06	Strategic Income Fund dated 9/15/05
Focused Equity Fund dated 3/01/06	Large Cap Select Fund dated 3/1/06	Tax-Free Bond Fund dated 1/01/06 as rev. 4/01/06
Government Income Fund dated 9/15/05 as rev. 4/01/06	MA Tax-Free Income Fund dated 1/01/06 as rev. 4/01/06	Technology Fund dated 3/01/06 as rev. 4/13/06
Greater China Opportunities Fund dated 3/01/06	Mid Cap Equity Fund dated 3/01/06	Technology Leaders Fund dated 3/01/06 as rev. 4/13/06
Growth Trends Funds dated 3/01/06 as rev. 5/01/06	Mid Cap Growth Fund dated 3/01/06	U.S. Global Leaders Growth Fund dated 3/01/06

FOR ALL JOHN HANCOCK FUNDS except

John Hancock Money Market Fund and John Hancock U.S. Government Cash Reserve

Supplement to Statement of Additional Information

In the section “INITIAL SALES CHARGE ON CLASS A SHARES”, under the heading “Without Sales Charges”, the bullet-point paragraph referencing Merrill Lynch, has been deleted and replaced with:

•

Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

In the section “DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES”, under the heading “Waiver of Contingent Deferred Sales Charge”, the bullet-point paragraph referencing Merrill Lynch, has been deleted and replaced with:

•

Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A, Class B, and Class C shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

In the section “ADDITIONAL SERVICES AND PROGRAMS”, the heading “Retirement plans participating in Merrill Lynch’s servicing programs:” and the first paragraph of that section have been deleted and replaced with:

Retirement plans participating in Merrill Lynch’s or The Princeton Retirement Group, Inc.’s servicing programs:

Class A shares are available at net asset value for Merrill Lynch or The Princeton Retirement Group, Inc. retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

September 22, 2006

FOR ALL JOHN HANCOCK FUNDS except

John Hancock Money Market Fund and John Hancock U.S. Government Cash Reserve

Supplement to the “Class A, Class B and Class C” Prospectuses

In the section “SALES CHARGE REDUCTIONS AND WAIVERS”, under the heading “CDSC waivers”, the bullet point referencing Merrill Lynch has been deleted and replaced with:

•	Certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionssm programs.

Under the heading “Waivers for certain investors”, the bullet point referencing Merrill Lynch has been deleted and replaced with:

•	Certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionssm programs.

September 22, 2006